UNAUDITED PRO FORMA COMBINED BALANCE SHEET (Parenthetical) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012 Pro Forma	Nov. 30, 2012 Red Mountain Resources, Inc.
Discount on convertible notes payable	$ 900	$ 900